9. Notes Payable, including Current Portion and Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes payable	$ 3,180,000	$ 3,478,869	$ 488,000
Notes payable, current maturities	(3,180,000)	(3,478,869)	(188,000)
Notes payable, long term	0	0	300,000
Note Payable 1 [Member]
Notes payable	80,000	80,000	8,000
Note Payable 2 [Member]
Notes payable	100,000	100,000	80,000
Note Payable 3 [Member]
Notes payable	0	298,869	100,000
Note Payable 4 [Member]
Notes payable	1,000,000	100,000	300,000
Note Payable 5 [Member]
Notes payable	$ 2,000,000	2,000,000	0
Note Payable 6 [Member]
Notes payable		$ 2,000,000	$ 0